December 30, 2020

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:	World Funds Trust (the “Trust”) (File Nos. 333-148723 and 811-22172)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), we hereby certify on behalf of the Trust that the Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act do not differ from those contained in the post-effective amendment to the Registration Statement on Form N-1A which was filed electronically via EDGAR with the Securities and Exchange Commission on December 28, 2020 (Accession No. 0001387131-20-011814) for the SIM U.S. Managed Accumulation Fund and the SIM Global Managed Accumulation Fund, each a series of the Trust.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or John.Lively@practus.com.

Regards,

/s/ John H. Lively
On behalf of Practus, LLP